THE ALGER
                                        RETIREMENT FUND



     AVAILABLE FOR INVESTMENT BY DEFINED
     CONTRIBUTION PLANS AND DEFINED
     BENEFIT PLANS


                                            PROSPECTUS
                                         MARCH 1, 1999
                                       AS SUPPLEMENTED
                                        APRIL 27, 1999


                        ALGER SMALL CAP RETIREMENT PORTFOLIO
                    ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
                           ALGER GROWTH RETIREMENT PORTFOLIO
             ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO




      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or
      guaranteed  by  the  Federal  Deposit   Insurance   Corporation  or  other
      government agency.

                    THE ALGER
              RETIREMENT FUND




                   PROSPECTUS
                MARCH 1, 1999
              AS SUPPLEMENTED
               APRIL 27, 1999



TABLE OF CONTENTS
--------------------------------------------------------------------------------
2 ........... Risk/Return Summary: Investments,
              Risks & Performance

      2 ..... Investments

              Alger Small Cap
              Retirement Portfolio ..........................  2
              Alger MidCap Growth
              Retirement Portfolio ..........................  2
              Alger Growth
              Retirement Portfolio ..........................  2
              Alger Capital Appreciation
              Retirement Portfolio ..........................  2

     3 ..... Risks

              Alger Small Cap
              Retirement Portfolio ..........................  3
              Alger MidCap Growth
              Retirement Portfolio ..........................  3
              Alger Growth
              Retirement Portfolio ..........................  3
              Alger Capital Appreciation
              Retirement Portfolio ..........................  3

      3 ..... Performance

              Alger Small Cap
              Retirement Portfolio ..........................  4
              Alger MidCap Growth
              Retirement Portfolio ..........................  4
              Alger Growth
              Retirement Portfolio ..........................  4
              Alger Capital Appreciation
              Retirement Portfolio ..........................  4

5 ........... Fees and Expenses

6 ........... Management and Organization

7 ........... Shareholder Information

              Distributor ................................... 7
              Transfer Agent ................................ 7
              Purchasing and Redeeming
              Fund Shares ................................... 7

8 ........... Financial Highlights

              Alger Small Cap
              Retirement Portfolio .......................... 8
              Alger MidCap Growth
              Retirement Portfolio .......................... 9
              Alger Growth
              Retirement Portfolio .......................... 10
              Alger Capital Appreciation
              Retirement Portfolio .......................... 11

Back Cover:   How to obtain more information

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER RETIREMENT FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

n High Unit Volume Growth
Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

n Positive  Life Cycle Change
Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) the securities will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER SMALL CAP RETIREMENT PORTFOLIO
GOAL

THE ALGER SMALL CAP RETIREMENT PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH
It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests in the equity securities of small capitalization companies. A small capitalization company has a market capitalization within the range of companies in the Russell(R) 2000 Growth Index or the S&P (R) SmallCap 600 Index.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

GOAL

THE ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO SEEKS LONG-TERM CAPITAL
APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P (R) MidCap 400 Index.

ALGER GROWTH RETIREMENT PORTFOLIO

GOAL

THE ALGER GROWTH RETIREMENT PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER CAPITAL APPRECIATION  RETIREMENT PORTFOLIO

GOAL

THE ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential.

The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of
borrowing,   including  interest  paid  for  the  borrowed  money.

--------- RISKS
[GRAHIC]
          RISKS APPLICABLE TO ALL PORTFOLIOS
OMITTED]
--------- As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. A portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER SMALL CAP
RETIREMENT PORTFOLIO

A risk of investing in the  portfolio is:

n the possibility of greater risk by investing in smaller, less-seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER MIDCAP GROWTH
RETIREMENT PORTFOLIO

A risk of investing in the portfolio is:

n  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER GROWTH
RETIREMENT PORTFOLIO

The portfolio's primary risks are those summarized above in "Risks Applicable to All Portfolios."

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION
RETIREMENT PORTFOLIO


A risk of investing in the portfolio is:

n the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed.


-----------------


[GRAPHIC OMITTED]


-----------------


PERFORMANCE

The following bar charts show each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return Tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.
n S&P(R) 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

n S&P(R) Midcap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

n Russell(R) 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.


ALGER SMALL CAP RETIREMENT PORTFOLIO
Annual Total Return as of December 31 each year (%)



   3.51       60.83      14.83     14.21      25.01

    94         95         96        97         98

Best Quarter:               Q4 1998   30.16%
Worst Quarter:              Q3 1998  -18.73%

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
--------------------------------------------------------------------------------
Small Cap               25.01%     22.24%    22.78%
Russell 2000 Growth      1.23%     10.22%    10.06%



ALGER GROWTH RETIREMENT PORTFOLIO

Annual Total Return as of December 31 each year (%)

   -2.95       39.52    11.32       26.72     49.97
    94          95        96         97        98

Best Quarter:               Q4 1998  27.08%
Worst Quarter:              Q1 1994  -7.23%

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
--------------------------------------------------------------------------------

Growth                  49.97%     23.43%     23.87%
S&P 500                 28.58%     24.06%     23.41%



ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

Annual Total Return as of December 31 each year (%)

   9.77       51.89      15.19      20.25     39.21

    94         95          96         97        98

Best Quarter:              Q4 1998  31.43%
Worst Quarter:             Q3 1998  -13.34%

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
--------------------------------------------------------------------------------

MidCap                  39.21%     26.31%     26.52%
S&P Midcap 400          19.11%     18.84%     18.90%



ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

Annual Total Return as of December 31 each year (%)

   -8.34     54.51       10.06      25.44     63.44

    94        95          96         97        98

Best Quarter:               Q4 1998  33.02%
Worst Quarter:              Q2 1994  -12.20%

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
--------------------------------------------------------------------------------

Capital Appr.           63.44%     26.16%    26.91%
S&P 500                 28.58%     24.06%    23.41%

FEES AND EXPENSES
Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.

                                                            ALGER          ALGER                        ALGER
                                                            SMALL         MIDCAP         ALGER         CAPITAL
                                                             CAP          GROWTH        GROWTH      APPRECIATION
                                                         RETIREMENT     RETIREMENT    RETIREMENT     RETIREMENT
                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
  Shareholder Fees
    (fees paid directly from your investment)                None           None          None           None
  Annual Fund Operating Expenses
    (as a percentage of average net assets)
  Management Fees                                            .85%           .80%          .75%           .85%
  Distribution fees                                          None           None          None           None
  Other Expenses                                             .18%           .42%          .36%           .59%*
                                                           -------        -------        -------       -------
  Total Fund Operating Expenses                             1.03%          1.22%         1.11%          1.44%
                                                           =======        =======        =======       =======

  * Included in Other Expenses of the Capital Appreciation Retirement Portfolio is 0.07% of interest expense

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                            Alger          Alger                        Alger
                                                            Small         MidCap         Alger         Capital
                                                             Cap          Growth        Growth      Appreciation
                                                         Retirement     Retirement    Retirement     Retirement
                                                          Portfolio      Portfolio     Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------
  One Year                                                 $  105         $  124        $  113         $  147
  Three Years                                                 328            387           353            456
  Five Years                                                  569            670           612            787
  Ten Years                                                 1,259          1,477         1,352          1,724


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
The portfolios may invest up to 100% of their assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

----------------

   [GRAPHIC
   OMITTED]

----------------

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager makes investment decisions for the portfolios and continuously reviews and administers their investment programs. These management responsibilities are subject to the Fund's Board of Trustees' supervision. The Fund has had the same manager since its inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of average daily net assets: SmallCap and Capital Appreciation--.85%; MidCap Growth--.80%; and Growth--.75%.

PORTFOLIO MANAGERS

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a manager of all portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Cap and Capital Appreciation portfolios, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently it is not anticipated that the shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SECfilings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

---------------


  [GRAPHIC
  OMITTED]


----------------

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions annually. The Fund expects that its annual distributions to shareholders will consist of both capital gains and net investment income.

Participants in defined contribution and defined benefit plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from a plan are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


       -----------------------------------
          NAV (NET ASSET VALUE) IS
          COMPUTED BY ADDING TOGETHER
          THE VALUE OF THE FUND'S
          INVESTMENTS PLUS CASH AND
          OTHER ASSETS, SUBTRACTING ITS
          LIABILITIES AND THEN DIVIDING
          THE RESULT BY THE NUMBER OF
          ITS OUTSTANDING SHARES.
       -----------------------------------


PURCHASING AND REDEEMING FUND SHARES
The Fund is an investment vehicle for defined benefit and defined contribution plans. An individual cannot invest in the Fund directly, but may do so only through one of these sources. The Fund's shares are held in the names of the plans.

The Fund's shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or rejection by the Fund or its transfer agent. The transfer agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS

The  financial  highlights  table  is  intended  to help you    ----------------
understand each  portfolio's  financial  performance for the
periods  shown.   Certain  information   reflects  financial      [GRAPHIC
results for a single  Portfolio  share. The total returns in
the table  represent  the rate that an  investor  would have      OMITTED]
earned  or  lost  on an  investment  in the  Fund  (assuming reinvestment  of  all  dividends  and  distributions).  This
information  has been  audited by Arthur  Andersen LLP whose    ----------------
report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.




ALGER SMALL CAP RETIREMENT PORTFOLIO

For a share outstanding throughout the period

                                                                                                      From
                                                                                                November 8, 1993
                                                                                                (commencement of
                                                                                                 operations) to
                                                              Year Ended October 31,               Oct. 31(i)
---------------------------------------------------------------------------------------------------------------------------
                                               1998          1997           1996           1995          1994
                                               -----         -----          -----          -----         -----
  Net asset value, beginning of period        $18.00        $17.87         $17.92         $10.83        $10.00
                                             -------       -------        -------        -------       -------
  Net investment income (loss)                 (0.08)        (0.10)         (0.05)         (0.07)        (0.07)
  Net realized and unrealized gain (loss)
    on investments                              0.02          3.13           1.72           7.23          0.90
                                             -------       -------        -------        -------       -------
  Total from investment operations             (0.06)         3.03           1.67           7.16          0.83
  Distributions from net realized gains        (1.57)        (2.90)         (1.72)         (0.07)           --
                                             -------       -------        -------        -------       -------
  Net asset value, end of period              $16.37        $18.00         $17.87         $17.92        $10.83
                                             =======       =======        =======        =======       =======
  Total Return                                 (1.8%)        19.0%           9.2%          66.2%          8.3%
                                             =======       =======        =======        =======       =======
  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                        $29,938       $31,499        $30,043        $23,002        $9,513
                                             =======       =======        =======        =======       =======
    Ratio of expenses to average net assets    1.03%         1.06%          1.05%          1.13%         1.47%
                                             =======       =======        =======        =======       =======
    Ratio of net investment (income) loss
      to average net assets                   (0.55%)       (0.62%)        (0.54%)        (0.73%)       (0.80%)
                                             =======       =======        =======        =======       =======
    Portfolio Turnover Rate                  169.97%       134.25%        182.49%        104.84%       186.76%
                                             =======       =======        =======        =======       =======


(i) Ratios have been annualized; total return has not been annualized.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

For a share outstanding throughout the period

                                                                                                      From
                                                                                                November 8, 1993
                                                                                                (commencement of
                                                                                                 operations) to
                                                              Year Ended October 31,               Oct. 31(i)
---------------------------------------------------------------------------------------------------------------------------
                                               1998          1997           1996           1995          1994
                                               -----         -----          -----          -----         -----
  Net asset value, beginning of period        $11.36        $14.48         $16.34         $11.66        $10.00
                                             -------       -------        -------        -------       -------
  Net investment income (loss)                 (0.06)(ii)    (0.15)         (0.07)         (0.07)        (0.09)
  Net realized and unrealized gain (loss)
    on investments                              1.78          3.46           1.09           6.07          1.75
                                             -------       -------        -------        -------       -------
  Total from investment operations              1.72          3.31           1.02           6.00          1.66
  Distributions from net realized gains        (4.25)        (6.43)         (2.88)         (1.32)           --
                                             -------       -------        -------        -------       -------
  Net asset value, end of period               $8.83        $11.36         $14.48         $16.34        $11.66
                                             =======       =======        =======        =======       =======
  Total Return                                 11.5%         28.6%           6.2%          54.1%         16.6%
                                             =======       =======        =======        =======       =======
  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                         $6,667        $6,435         $9,726        $10,914        $6,774
                                             =======       =======        =======        =======       =======
    Ratio of expenses to average net assets    1.22%         1.31%          1.16%          1.23%         1.53%
                                             =======       =======        =======        =======       =======
    Ratio of net investment income (loss)
      to average net assets                   (0.52%)       (0.79%)        (0.45%)        (0.69%)       (0.89%)
                                             =======       =======        =======        =======       =======
    Portfolio Turnover Rate                  184.23%       183.31%        170.21%        132.74%       134.06%
                                             =======       =======        =======        =======       =======

(i)  Ratios have been  annualized;  total  return has not been  annualized.

(ii) Amount was computed based on average shares outstanding during the year.

  ALGER GROWTH RETIREMENT PORTFOLIO

For a share outstanding throughout the period

                                                                                                      From
                                                                                                November 8, 1993
                                                                                                (commencement of
                                                                                                 operations) to
                                                              Year Ended October 31,               Oct. 31(i)
---------------------------------------------------------------------------------------------------------------------------
                                               1998          1997           1996           1995          1994
                                               -----         -----          -----          -----         -----
  Net asset value, beginning of period        $10.78         $9.32         $11.65         $10.38        $10.00
                                             -------       -------        -------        -------       -------
  Net investment income (loss)                 (0.01)(ii)    (0.02)(ii)     (0.01)         (0.01)        (0.03)
  Net realized and unrealized gain (loss)
    on investments                              2.82          2.65           0.91           3.59          0.41
                                             -------       -------        -------        -------       -------
  Total from investment operations              2.81          2.63           0.90           3.58          0.38
  Distributions from net realized gains        (1.22)        (1.17)         (3.23)         (2.31)           --
                                             -------       -------        -------        -------       -------
  Net asset value, end of period              $12.37        $10.78          $9.32         $11.65        $10.38
                                             =======       =======        =======        =======       =======
  Total Return                                 25.4%         28.8%           8.2%          37.1%          3.8%
                                             =======       =======        =======        =======       =======

  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                        $40,196       $22,922        $11,325        $13,042        $9,365
                                             =======       =======        =======        =======       =======
    Ratio of expenses to average net assets    1.11%         1.13%          1.07%          1.11%         1.26%
                                             =======       =======        =======        =======       =======
    Ratio of net investment income(loss)
      to average net assets                   (0.06%)       (0.22%)        (0.09%)        (0.18%)       (0.29%)
                                             =======       =======        =======        =======       =======
    Portfolio Turnover Rate                  130.31%       159.38%        142.83%        133.42%       103.79%
                                             =======       =======        =======        =======       =======

(i)  Ratios have been  annualized;  total  return has not been  annualized.
(ii) Amount was computed based on average shares outstanding during the year.

ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(I)

For a share outstanding throughout the period

                                                                                                       From
                                                                                                 November 8, 1993
                                                                                                 (commencement of
                                                                                                  operations) to
                                                              Year Ended October 31,                Oct. 31(ii)
---------------------------------------------------------------------------------------------------------------------------
                                               1998          1997           1996           1995          1994
                                               -----         -----          -----          -----         -----
  Net asset value, beginning of period         $9.70         $9.88         $12.72         $10.08        $10.00
                                             -------       -------        -------        -------       -------
  Net investment income (loss)                 (0.08)(iii)   (0.10)(iii)    (0.07)         (0.19)        (0.23)
  Net realized and unrealized gain (loss)
    on investments                              2.96          2.51           0.83           5.30          0.31
                                             -------       -------        -------        -------       -------
  Total from investment operations              2.88          2.41           0.76           5.11          0.08
  Distributions from net realized gains        (3.60)        (2.59)         (3.60)         (2.47)           --
                                             -------       -------        -------        -------       -------
  Net asset value, end of period               $8.98         $9.70          $9.88         $12.72        $10.08
                                             =======       =======        =======        =======       =======
  Total Return                                 28.1%         26.1%           6.1%          54.4%          0.8%
                                             =======       =======        =======        =======       =======
  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                         $5,587        $4,520         $6,703         $8,116        $5,251
                                             =======       =======        =======        =======       =======
    Ratio of expenses excluding
      interest to average net assets           1.37%         1.47%          1.37%          1.43%         1.78%
                                             =======       =======        =======        =======       =======
    Ratio of expenses including
      interest to average net assets           1.44%         1.62%          1.44%          2.70%         2.87%
                                             =======       =======        =======        =======       =======
    Ratio of net investment income (loss)
      to average net assets                   (0.79%)       (1.02%)        (0.94%)        (2.32%)       (2.53%)
                                             =======       =======        =======        =======       =======
    Portfolio Turnover Rate                  177.09%       159.56%        203.46%        188.53%       229.11%
                                             =======      ========        =======       ========      ========
    Amount of debt outstanding at end of
      period                                      --      $127,000             --       $302,600      $955,600
                                             =======      ========        =======       ========      ========
    Average amount of debt outstanding
      during the period                      $49,890      $127,915        $62,130       $939,600      $826,076
                                             =======      ========        =======       ========      ========
    Average daily number of shares
      outstanding during the period          505,939       511,947        595,051        565,805       515,270
                                             =======       =======        =======        =======       =======
    Average amount of debt per share
      during the period                       $ 0.10        $ 0.25         $ 0.10         $ 1.66        $ 1.60
                                             =======      ========        =======       ========       =======

(i)   Prior  to  April 12, 1996,  the   Alger  Capital  Appreciation  Retirement
      Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   1-800-992-3362

By mail:        The Alger Retirement Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND  SEMI-ANNUAL  REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period of the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

FRED ALGER & COMPANY, INCORPORATED, DISTRIBUTOR



The Alger Retirement Fund
SEC File #811-7986

                                                         [GRAPHIC OMITTED]


                                                                 THE ALGER
                                                           RETIREMENT FUND



      AVAILABLE FOR INVESTMENT BY DEFINED
      CONTRIBUTION PLANS AND DEFINED
      BENEFIT PLANS


                                                                PROSPECTUS

                                                             MARCH 1, 1999
                                                           AS SUPPLEMENTED
                                                            APRIL 27, 1999


                                      ALGER SMALL CAP RETIREMENT PORTFOLIO
                                  ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
                           ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO




      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or
      guaranteed  by  the  Federal  Deposit   Insurance   Corporation  or  other
      government agency.

                                                               THE ALGER
                                                         RETIREMENT FUND


                                    ALGER SMALL CAP RETIREMENT PORTFOLIO
                                ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
                         ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO




                                                              PROSPECTUS
                                                           MARCH 1, 1999
                                                         AS SUPPLEMENTED
                                                          APRIL 27, 1999



TABLE OF CONTENTS
--------------------------------------------------------------------------------
2 ..........  Risk/Return Summary: Investments,
              Risks & Performance

      2 ....  Investments

              Alger Small Cap
              Retirement Portfolio ..........................  2
              Alger MidCap Growth
              Retirement Portfolio ..........................  2
              Alger Capital Appreciation
              Retirement Portfolio ..........................  2

      3 ....  Risks

              Alger Small Cap
              Retirement Portfolio ..........................  3
              Alger MidCap Growth
              Retirement Portfolio ..........................  3
              Alger Capital Appreciation
              Retirement Portfolio ..........................  3

      3 ....  Performance

              Alger Small Cap
              Retirement Portfolio ..........................  4
              Alger MidCap Growth
              Retirement Portfolio ..........................  4
              Alger Capital Appreciation
              Retirement Portfolio ..........................  4

5 ..........  Fees and Expenses

6 ..........  Management and Organization

7 ..........  Shareholder Information

              Distributor ...................................  7
              Transfer Agent ................................  7
              Purchasing and Redeeming
              Fund Shares ...................................  7

8             Financial Highlights

              Alger Small Cap
              Retirement Portfolio ..........................  8
              Alger MidCap Growth
              Retirement Portfolio ..........................  9
              Alger Capital Appreciation
              Retirement Portfolio ..........................  10

Back Cover:   How to obtain more information

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER RETIREMENT FUND

The investment goal and primary approach of each portfolio is discussed individually below. All of the portfolios invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

n  High Unit  Volume  Growth

Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

n  Positive  Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will dictate in which portfolio(s) the securities will be placed. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER SMALL CAP RETIREMENT PORTFOLIO

GOAL

THE ALGER SMALL CAP RETIREMENT PORTFOLIO SEEKS
LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests in the equity securities of small capitalization companies. A small capitalization company has a market capitalization within the range of companies in the Russell(R) 2000 Growth Index or the S&P (R) SmallCap 600 Index.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

GOAL

THE ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P (R) MidCap 400 Index.

Alger Capital Appreciation Retirement Portfolio

GOAL
THE ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH

Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid for the borrowed money.

                    RISKS
----------------
                    RISKS APPLICABLE TO ALL PORTFOLIOS
    [GRAPHIC
                    As with any fund that  invests  in stocks,  your  investment
    OMITTED]        will go up or down in value, and the loss of your investment is a risk of investing.  A portfolio's  price per share will
 ---------------- fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolios' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A portfolio's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses. In addition, a high level of short-term trading may increase a portfolio's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.

There may be additional risks applicable to a specific portfolio because of its investment approach.

RISKS APPLICABLE TO ALGER SMALL CAP RETIREMENT PORTFOLIO

A risk of  investing in the  portfolio  is:

n the possibility of greater risk by investing in smaller, less-seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

A risk of investing in the portfolio is:

n  the possibility of greater risk by investing in medium-sized companies rather
   than  larger,   more   established   companies   owing  to  such  factors  as
   inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

A risk of investing in the portfolio is:

n the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed.


---------------------

     [GRAPHIC

     OMITTED]

---------------------


PERFORMANCE

The following bar charts show each portfolio's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return Tables compare a portfolio's performance over several periods with that of an appropriate benchmark index. The annual returns assume reinvestment of dividends and distributions. Remember that how a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses or fees are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

n S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

n S&P Midcap 400 Index: An index of common stocks designed to track performance of medium capitalization companies.

n Russell 2000 Growth Index: An index of common stocks designed to track performance of small capitalization companies.

ALGER SMALL CAP RETIREMENT PORTFOLIO

Annual Total Return as of December 31 each year (%)

   3.51       60.83      14.83    14.21       20.01

    94         95         96        97         98

Best Quarter:               Q4 1998   30.16%
Worst Quarter:              Q3 1998  -18.73%


Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
--------------------------------------------------------------------------------

Small Cap               25.01%     22.24%    22.78%
Russell 2000 Growth      1.23%     10.22%    10.06%


ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

Annual Total Return as of December 31 each year (%)

    9.77      51.89      15.19      20.25     39.21

    94         95         96         97        98

Best Quarter:              Q4 1998  31.43%
Worst Quarter:             Q3 1998  -13.34%


Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
--------------------------------------------------------------------------------

MidCap                  39.21%     26.31%     26.52%
S&P Midcap 400          19.11%     18.84%     18.90%



ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

Annual Total Return as of December 31 each year (%)

  -8.3       54.51       10.06      25.44     63.44

    94        95          96         97        98

Best Quarter:               Q4 1998  33.02%
Worst Quarter:              Q2 1994  -12.20%

Average Annual Total Return as of December 31, 1998

                                               Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
--------------------------------------------------------------------------------

Capital Appreciation    63.44%     26.16%    26.91%
S&P 500                 28.58%     24.06%    23.41%

---------------   Fees and Expenses

   [GRAPHIC Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees
   OMITTED] and expenses that you may incur if you buy and hold shares of the portfolios.
---------------

                                                            ALGER                 ALGER                 ALGER
                                                            SMALL                MIDCAP                CAPITAL
                                                             CAP                 GROWTH             APPRECIATION
                                                         RETIREMENT            RETIREMENT            RETIREMENT
                                                          PORTFOLIO             PORTFOLIO             PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
  Shareholder Fees
    (fees paid directly from your investment)                None                  None                  None
  Annual Fund Operating Expenses
    (as a percentage of average net assets)
  Management Fees                                            .85%                  .80%                  .85%
  Distribution fees                                          None                  None                  None
  Other Expenses                                             .18%                  .42%                  .59%*
                                                          -------               -------               -------
  Total Fund Operating Expenses                             1.03%                 1.22%                 1.44%
                                                          =======               =======               =======

  * Included in Other Expenses of the Capital Appreciation Retirement Portfolio is 0.07% of interest expense

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            Alger                 Alger                 Alger
                                                            Small                MidCap                Capital
                                                             Cap                 Growth             Appreciation
                                                         Retirement            Retirement            Retirement
                                                          Portfolio             Portfolio             Portfolio
---------------------------------------------------------------------------------------------------------------------------
  One Year                                                 $  105                $  124                $  147
  Three Years                                                 328                   387                   456
  Five Years                                                  569                   670                   787
  Ten Years                                                 1,259                 1,477                 1,724

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS

The portfolios may invest up to 100% of their assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information (see back cover).

------------------

   [GRAPHIC

   OMITTED]

------------------

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager makes investment decisions for the portfolios and continuously reviews and administers their investment programs. These management responsibilities are subject to the Fund's Board of Trustees' supervision. The Fund has had the same manager since its inception, and the portfolios pay the Manager fees at these annual rates based on a percentage of average daily net assets: Small Cap and Capital Appreciation--.85%; and MidCap Growth--.80%.

PORTFOLIO MANAGERS

David Alger, Seilai Khoo and Ron Tartaro are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a manager of all portfolios since their inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Ms. Khoo, a co-manager of the Small Cap and Capital Appreciation portfolios, has been employed by Alger Management since 1989, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995. Mr. Tartaro, a co-manager of the MidCap Growth and Growth portfolios, has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.


YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently it is not anticipated that the shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices. The Manager intends to review SECfilings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

--------------------

     GRAPHIC

    OMITTED]

--------------------


SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Fund generally values the assets of each portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by the portfolios are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions annually . The Fund expects that its annual distributions to shareholders will consist of both capital gains and net investment income.

Participants in defined contribution and defined benefit plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from a plan are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


       -----------------------------------
          NAV (NET ASSET VALUE) IS
          COMPUTED BY ADDING TOGETHER
          THE VALUE OF THE FUND'S
          INVESTMENTS PLUS CASH AND
          OTHER ASSETS, SUBTRACTING ITS
          LIABILITIES AND THEN DIVIDING
          THE RESULT BY THE NUMBER OF
          ITS OUTSTANDING SHARES.
       -----------------------------------


PURCHASING AND REDEEMING FUND SHARES

The Fund is an investment vehicle for defined benefit and defined contribution plans. An individual cannot invest in the Fund directly, but may do so only through one of these sources. The Fund's shares are held in the names of the plans.

The Fund's shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or rejection by the Fund or its transfer agent. The transfer agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS

The  financial  highlights  table  is  intended  to help you   ----------------
understand each  portfolio's  financial  performance for the
periods  shown.   Certain  information   reflects  financial      [GRAPHIC
results for a single  Portfolio  share. The total returns in
the table  represent  the rate that an  investor  would have       OMITTED]
earned  or  lost  on an  investment  in the  Fund  (assuming
reinvestment  of  all  dividends  and  distributions).  This   ----------------
information has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

  ALGER SMALL CAP RETIREMENT PORTFOLIO

  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                      FROM
                                                                                                NOVEMBER 8, 1993
                                                                                                (COMMENCEMENT OF
                                                                                                 OPERATIONS) TO
                                                              YEAR ENDED OCTOBER 31,               OCT. 31(I)
=====================================================================================================================
                                               1998          1997           1996           1995          1994
                                               -----         -----          -----          -----         -----
  Net asset value, beginning of period        $18.00        $17.87         $17.92         $10.83        $10.00
                                             -------       -------        -------        -------       -------
  Net investment income (loss)                 (0.08)        (0.10)         (0.05)         (0.07)        (0.07)
  Net realized and unrealized gain (loss)
    on investments                              0.02          3.13           1.72           7.23          0.90
                                             -------       -------        -------        -------       -------
  Total from investment operations             (0.06)         3.03           1.67           7.16          0.83
  Distributions from net realized gains        (1.57)        (2.90)         (1.72)         (0.07)           --
                                             -------       -------        -------        -------       -------
  Net asset value, end of period              $16.37        $18.00         $17.87         $17.92        $10.83
                                             =======       =======        =======        =======       =======
  Total Return                                 (1.8%)        19.0%           9.2%          66.2%          8.3%
                                             =======       =======        =======        =======       =======
  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                        $29,938       $31,499        $30,043        $23,002        $9,513
                                             =======       =======        =======        =======       =======
    Ratio of expenses to average net assets    1.03%         1.06%          1.05%          1.13%         1.47%
                                             =======       =======        =======        =======       =======
    Ratio of net investment income (loss)
      to average net assets                   (0.55%)       (0.62%)        (0.54%)        (0.73%)       (0.80%)
                                             =======       =======        =======        =======       =======
    Portfolio Turnover Rate                  169.97%       134.25%        182.49%        104.84%       186.76%
                                             =======       =======        =======        =======       =======


(i) Ratios have been annualized; total return has not been annualized.

  ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO

  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                      FROM
                                                                                                NOVEMBER 8, 1993
                                                                                                (COMMENCEMENT OF
                                                                                                 OPERATIONS) TO
                                                              YEAR ENDED OCTOBER 31,               OCT. 31(I)
-----------------------------------------------------------------------------------------------------------------------
                                               1998          1997           1996           1995          1994
                                               -----         -----          -----          -----         -----
  Net asset value, beginning of period        $11.36        $14.48         $16.34         $11.66        $10.00
                                             -------       -------        -------        -------       -------
  Net investment income (loss)                 (0.06)(ii)    (0.15)         (0.07)         (0.07)        (0.09)
  Net realized and unrealized gain (loss)
    on investments                              1.78          3.46           1.09           6.07          1.75
                                             -------       -------        -------        -------       -------
  Total from investment operations              1.72          3.31           1.02           6.00          1.66
  Distributions from net realized gains        (4.25)        (6.43)         (2.88)         (1.32)           --
                                             -------       -------        -------        -------       -------
  Net asset value, end of period               $8.83        $11.36         $14.48         $16.34        $11.66
                                             =======       =======        =======        =======       =======
  Total Return                                 11.5%         28.6%           6.2%          54.1%         16.6%
                                             =======       =======        =======        =======       =======
  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                         $6,667        $6,435         $9,726        $10,914        $6,774
                                             =======       =======        =======        =======       =======
    Ratio of expenses to average net assets    1.22%         1.31%          1.16%          1.23%         1.53%
                                             =======       =======        =======        =======       =======
    Ratio of net investment income (loss)
      to average net assets                   (0.52%)       (0.79%)        (0.45%)        (0.69%)       (0.89%)
                                             =======       =======        =======        =======       =======
    Portfolio Turnover Rate                  184.23%       183.31%        170.21%        132.74%       134.06%
                                             =======       =======        =======        =======       =======

(i)  Ratios have been  annualized;  total  return has not been  annualized.
(ii) Amount was computed based on average shares outstanding during the year.

  ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(I)

  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                      FROM
                                                                                                NOVEMBER 8, 1993
                                                                                                (COMMENCEMENT OF
                                                                                                 OPERATIONS) TO
                                                              YEAR ENDED OCTOBER 31,               OCT. 31(II)
------------------------------------------------------------------------------------------------------------------------
                                               1998          1997           1996           1995          1994
                                               -----         -----          -----          -----         -----
  Net asset value, beginning of period         $9.70         $9.88         $12.72         $10.08        $10.00
                                             -------       -------        -------        -------       -------
  Net investment income (loss)                 (0.08)(iii)   (0.10)(iii)    (0.07)         (0.19)        (0.23)
  Net realized and unrealized gain (loss)
    on investments                              2.96          2.51           0.83           5.30          0.31
                                             -------       -------        -------        -------       -------
  Total from investment operations              2.88          2.41           0.76           5.11          0.08
  Distributions from net realized gains        (3.60)        (2.59)         (3.60)         (2.47)           --
                                             -------       -------        -------        -------       -------
  Net asset value, end of period               $8.98         $9.70          $9.88         $12.72        $10.08
                                             =======       =======        =======        =======       =======
  Total Return                                 28.1%         26.1%           6.1%          54.4%          0.8%
                                             =======       =======        =======        =======       =======
  Ratios and Supplemental Data:
    Net assets, end of period
      (000's omitted)                         $5,587        $4,520         $6,703         $8,116        $5,251
                                             =======       =======        =======        =======       =======
    Ratio of expenses excluding
      interest to average net assets           1.37%         1.47%          1.37%          1.43%         1.78%
                                             =======       =======        =======        =======       =======
    Ratio of expenses including
      interest to average net assets           1.44%         1.62%          1.44%          2.70%         2.87%
                                             =======       =======        =======        =======       =======
    Ratio of net investment income (loss)
      to average net assets                   (0.79%)       (1.02%)        (0.94%)        (2.32%)       (2.53%)
                                             =======       =======        =======        =======       =======
    Portfolio Turnover Rate                  177.09%       159.56%        203.46%        188.53%       229.11%
                                             =======      ========        =======       ========      ========
    Amount of debt outstanding at end of
      period                                      --      $127,000             --       $302,600      $955,600
                                             =======      ========        =======       ========      ========
    Average amount of debt outstanding
      during the period                      $49,890      $127,915        $62,130       $939,600      $826,076
                                             =======      ========        =======       ========      ========
    Average daily number of shares
      outstanding during the period          505,939       511,947        595,051        565,805       515,270
                                             =======       =======        =======        =======       =======
    Average amount of debt per share
      during the period                       $ 0.10        $ 0.25         $ 0.10         $ 1.66        $ 1.60
                                             =======      ========        =======       ========       =======

 (i)   Prior  to April 12, 1996,  the  Alger  Capital  Appreciation   Retirement
       Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.
 (ii)  Ratios have been annualized; total return has not been annualized.
 (iii) Amount was computed based on average shares outstanding during the year. For Fund Information:

By telephone:   1-800-992-3362

By mail:        The Alger Retirement Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND  SEMI-ANNUAL  REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period of the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

FRED ALGER & COMPANY, INCORPORATED, DISTRIBUTOR


The Alger Retirement Fund
SEC File #811-7986

                                                  THE ALGER
                                            RETIREMENT FUND



      AVAILABLE FOR INVESTMENT BY DEFINED
      CONTRIBUTION PLANS AND DEFINED
      BENEFIT PLANS


                                                PROSPECTUS
                                             MARCH 1, 1999
                                           AS SUPPLEMENTED
                                            APRIL 27, 1999


                         ALGER GROWTH RETIREMENT PORTFOLIO




      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or
      guaranteed  by  the  Federal  Deposit   Insurance   Corporation  or  other
      government agency.

                          THE ALGER
                    RETIREMENT FUND



                  ALGER GROWTH RETIREMENT PORTFOLIO





                                         PROSPECTUS
                                      MARCH 1, 1999
                                    AS SUPPLEMENTED
                                     APRIL 27, 1999



TABLE OF CONTENTS
--------------------------------------------------------------------------------
2 ..........  Risk/Return Summary: Investments,
              Risks & Performance

3 ..........  Fees and Expenses

4 ..........  Additional Information About the
              Portfolio's Investments

4 ..........  Management and Organization

5 ..........  Shareholder Information

              Distributor .....................  5
              Transfer Agent ..................  5
              Purchasing and Redeeming
              Portfolio Shares ................  5

6 ..........  Financial Highlights

Back Cover:   How to obtain more information

-------------------

    [GRAPHIC

    OMITTED]

--------------------

RISK/RETURN SUMMARY: INVESTMENTS,
RISKS & PERFORMANCE

INVESTMENTS: THE ALGER RETIREMENT FUND --
ALGER GROWTH RETIREMENT PORTFOLIO

The investment goal and primary approach of the portfolio is discussed below. The portfolio invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. It invests primarily in "growth" stocks. The Fund's Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:


n High Unit Volume Growth Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

n Positive Life Cycle Change Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

GOAL

THE ALGER GROWTH RETIREMENT PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.



APPROACH

It  focuses on growing  companies  that  generally  have  broad  product  lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.


-----------------

   [GRAPHIC

   OMITTED]

-----------------


RISKS

RISKS APPLICABLE TO THE PORTFOLIO

As with any fund that invests in stocks, your investment will go up or down in value, and the loss of your investment is a risk of investing. The portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, a portfolio investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Furthermore, the returns of a fund concentrating on "growth" stocks tend to vary more widely over time than those of funds that focus on "value" stocks; prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the portfolio's investment style and objectives, an investment in the portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The portfolio may engage in short-term trading, meaning that it may buy a security and sell it a short time later to take advantage of current gains if it is believed that the security's price may soon go down. This activity may create higher transaction costs due to commissions and another expenses. In addition, a high level of short-term trading may increase the portfolio's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.


-----------------

   [GRAPHIC

   OMITTED]

-----------------


PERFORMANCE

The following bar chart shows the portfolio's performance from year to year and give you some indication of the risks of investing in the portfolio. It assumes reinvestment of dividends and distributions. Remember that how the portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Average Annual Total Return Table compares the portfolio's performance over several periods with that of the S&P 500 Index(R).



ALGER GROWTH RETIREMENT PORTFOLIO

Annual Total Return as of December 31 each year (%)

   -2.95       39.52     11.32      26.72     49.97

    94          95        96         97        98

Best Quarter:      Q4 1998    27.08%
Worst Quarter:     Q1 1994    -7.23%

Average Annual Total Return as of December 31, 1998

                                              Since
                                             Inception
                        1 Year     5 Years   (11/8/93)
---------------------------------------------------------

Growth                  49.97%     23.43%     23.87%
S&P 500                 28.58%     24.06%     23.41%


       -----------------------------
           S&P 500 INDEX IS AN
           UNMANAGED INDEX
           COMPOSED OF 500
           LARGE CONMPANY
           STOCKS. INVESTORS
           CANNOT MAKE
           INVESTMENTS DIRECTLY
           INTO AN INDEX.
      -----------------------------




-----------------

   [GRAPHIC

   OMITTED]

-----------------



FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the portfolio. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolio.

  SHAREHOLDER FEES
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)   NONE
  ANNUAL FUND OPERATING EXPENSES
    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

  Management Fees                               .75%

  Distribution fees                             None

  Other Expenses                                .36%
                                               -----
  Total Fund Operating Expenses                1.11%

EXAMPLES
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the portfolio for the time periods indicated, regardless of whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a

5% return each year and that the portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------
  One Year                                    $  113

  Three Years                                    353

  Five Years                                     612

  Ten Years                                    1,352
---------------------------------------------------------

ADDITIONAL INFORMATION ABOUT
THE PORTFOLIO'S INVESTMENTS

The portfolio may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the portfolio's assets from a temporary unacceptable risk of loss, rather than directly to promote the portfolio's investment objective.

Other securities the portfolio may invest in are discussed in the Fund's Statement of Additional Information (see back cover).


-----------------

   [GRAPHIC

   OMITTED]

-----------------

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, NY 10048

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/98) $6.64 billion in mutual fund assets as well as $3.95 billion in other assets. The Manager makes investment decisions for the portfolio and continuously reviews and administers its investment programs. These management responsibilities are subject to the Fund's Board of Trustees' supervision. The Fund has had the same manager since its inception, and the portfolio pays the Manager a fee of .75% annual rate based on a percentage of average daily net assets.

PORTFOLIO MANAGERS

David Alger and Ron Tartaro are the individuals responsible for the day-to-day management of portfolio investments. Mr. Alger, a manager of the portfolio since its inception, has been employed by the Manager as Executive Vice President and Director of Research since 1971, and as President since 1995. Mr. Tartaro has been employed by Alger Management since 1990, as a senior research analyst until 1995 and as a Senior Vice President and co-manager since 1995.

YEAR 2000

The Fund's Manager and Distributor have advised the Fund that they are implementing a Year 2000 plan to address any issues arising from computer systems' potentially erroneous reading of dates in the year 2000. Specifically, they are in the process of confirming that the Fund's service providers are resolving any Year 2000 issues as the millennium approaches. While there can be no assurance that there will be no impairment of services at that time, currently it is not anticipated that the shareholders' investments in the Fund will be impacted negatively as a result of the Fund's Year 2000 transition. However, people and resources have been devoted to this important review.

Year 2000 issues, real or perceived, may also adversely affect stock prices.The Manager intends to review SEC filings and other Year 2000 readiness information from companies in which the Fund may invest significantly, as well as readiness information from other sources. The Manager and the Fund have no reason to believe that such measures will not be sufficient to avoid a material adverse effect on the Fund's investments, although there can be no assurance that they will be.

-----------------

   [GRAPHIC

   OMITTED]

-----------------

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value", or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various holidays. It may close on other days from time to time.

The Fund generally values the assets of the portfolio on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by the portfolio are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions annually . The Fund expects that its annual distributions to shareholders will consist of both capital gains and net investment income.

Participants in defined contribution and defined benefit plans ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts. Generally, distributions from a plan are taxable as ordinary income at the rate applicable to each participant at the time of distribution. In certain cases, distributions made to a participant prior to the participant's reaching age 591/2 are subject to a penalty tax equivalent to 10% of the distributed amount, in addition to the ordinary income tax payable on such amount.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.


       -----------------------------------
          NAV (NET ASSET VALUE) IS
          COMPUTED BY ADDING TOGETHER
          THE VALUE OF THE FUND'S
          INVESTMENTS PLUS CASH AND
          OTHER ASSETS, SUBTRACTING ITS
          LIABILITIES AND THEN DIVIDING
          THE RESULT BY THE NUMBER OF
          ITS OUTSTANDING SHARES.
       -----------------------------------


PURCHASING AND REDEEMING PORTFOLIO SHARES

The Fund is an investment vehicle for defined benefit and defined contribution plans. An individual cannot invest in the Fund directly, but may do so only through one of these sources. The Fund's shares are held in the names of the plans.

The Fund's shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or rejection by the Fund or its transfer agent. The transfer agent pays for redemptions within 7 days after it accepts a redemption request.

The Fund may redeem some shares "in kind", which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

FINANCIAL HIGHLIGHTS

The  financial  highlights  table  is  intended  to help you    ----------------
understand the  portfolio's  financial  performance  for the
periods  shown.   Certain  information   reflects   financial      [GRAPHIC
results for a single  share.  The total returns in the table
represent  the rate that an  investor  would have  earned or       OMITTED]
lost   on  an   investment   in  the   portfolio   (assuming
reinvestment  of  all  dividends  and  distributions).  This    ----------------
information has been audited by Arthur Andersen LLP whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

  ALGER GROWTH RETIREMENT PORTFOLIO

  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                                       FROM
                                                                                                 NOVEMBER 8, 1993
                                                                                                   (COMMENCEMENT
                                                                                                 OF OPERATIONS) TO
                                               YEAR ENDED OCTOBER 31,                                OCT. 31(I)
------------------------------------------------------------------------------------------------------------------------
                                             1998           1997           1996          1995          1994
                                           -----------------------------------------------------------------------------
  Net asset value, beginning of period      $10.78          $9.32         $11.65        $10.38         $10.00
                                           -------        -------        -------       -------        -------
  Net investment income (loss)               (0.01)(ii)     (0.02)(ii)     (0.01)        (0.01)         (0.03)
  Net realized and unrealized gain (loss)
    on investments                            2.82           2.65           0.91          3.59           0.41
                                           -------        -------        -------       -------        -------
    Total from investment operations          2.81           2.63           0.90          3.58           0.38
  Distributions from net realized gains      (1.22)         (1.17)         (3.23)        (2.31)            --
                                           -------        -------        -------       -------        -------
  Net asset value, end of period            $12.37         $10.78          $9.32        $11.65         $10.38
                                           =======        =======        =======       =======        =======
  Total Return                               25.4%          28.8%           8.2%         37.1%           3.8%
                                           =======        =======        =======       =======        =======

  Ratio for Supplemental Data:
  Net assets, end of period
    (000's omitted)                        $40,196        $22,922        $11,325       $13,042         $9,365
                                           =======        =======        =======       =======        =======
    Ratio of expenses to average net assets  1.11%          1.13%          1.07%         1.11%          1.26%
                                           =======        =======        =======       =======        =======
    Ratio of net investment income(loss)
      to average net assets                 (0.06%)        (0.22%)        (0.09%)       (0.18%)        (0.29%)
                                           =======        =======        =======       =======        =======
    Portfolio Turnover Rate                130.31%        159.38%        142.83%       133.42%        103.79%
                                           =======        =======        =======       =======        =======

(i)  Ratios have been  annualized;  total  return has not been  annualized.
(ii) Amount was computed based on average shares outstanding during the year.

FOR FUND INFORMATION:

By telephone:   1-800-992-3362

By mail:        The Alger Retirement Fund
                1 World Trade Center
                Suite 9333
                New York, NY 10048


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period of the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can obtain copies is by visiting the SEC's Public Reference Room or by forwarding your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

FRED ALGER & COMPANY, INCORPORATED, DISTRIBUTOR


The Alger Retirement Fund
SEC File #811-7986

================================================================================

                                   THE ALGER |
                                  RETIREMENT | MEETING THE CHALLENGE
                                        FUND | OF INVESTING



                                 Alger Small Cap
                              Retirement Portfolio

                               Alger MidCap Growth
                              Retirement Portfolio

                                  Alger Growth
                              Retirement Portfolio

                           Alger Capital Appreciation
                              Retirement Portfolio



                                  |
                        STATEMENT | MARCH 1, 1999
                    OF ADDITIONAL | AS SUPPLEMENTED APRIL 27, 1999
                      INFORMATION |
                                  |



================================================================================

                                          | 1 World Trade Center
                                THE ALGER | Suite 9333
                               RETIREMENT | New York, New York 10048
                                     FUND | (800) 992-3362
                                          |



================================================================================
    The Alger Retirement Fund (the "Fund"), formerly known as The Alger Defined Contribution Trust, is a registered investment company--a mutual fund--that presently offers interests in the following four portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The Portfolios are:

                       * Alger Small Cap Retirement Portfolio
                       * Alger MidCap Growth Retirement Portfolio
                       * Alger Growth Retirement Portfolio
                       * Alger Capital Appreciation Retirement Portfolio

Shares of the Fund are available for investment without a sales charge through defined contribution retirement plans which elect to make the Fund an investment option for participants in such plans. Shares of the Fund may also be purchased by defined benefit retirement plans (together with defined contribution plans, the "Plans"). Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan.

    The Fund's financial statements for the year ended October 31, 1998 are contained in its annual report to shareholders and are incorporated by reference into this Statement of Additional Information.

    A Prospectus for the Fund dated March 1, 1999, as supplemented on April 27, 1999, which provides the basic information investors should know before investing, may be obtained without charge by contacting the Fund at the address or phone number above. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. Unless otherwise noted, terms used in this Statement of Additional Information have the same meaning as assigned to them in the Prospectus.

                                    CONTENTS
The Portfolios.....................................................    2
Investment Strategies and Policies.................................    3
Net Asset Value....................................................   10
Purchases and Redemptions..........................................   11
Expenses...........................................................   12
Management.........................................................   12
Dividends and Distributions........................................   15
Taxes..............................................................   15
Custodian..........................................................   15
Transfer Agent.....................................................   15
Certain Shareholders...............................................   16
Organization.......................................................   17
Determination of Performance.......................................   18
Financial Statements...............................................   19
Appendix...........................................................  A-1

                                  March 1, 1999
                         As Supplemented April 27, 1999

THE PORTFOLIOS

IN GENERAL
The Alger Retirement Fund (the "Fund") is a diversified, open-end management investment company that offers a selection of four Portfolios.

Set forth below is information that may be of assistance in selecting a Portfolio suitable for a particular investor's needs. Further assistance in the investment process is available by calling (800) 992-3362. Available at this number will be licensed, registered representatives who are knowledgeable about the Fund and each of the Portfolios. There is no charge for making this call.

Each of the Portfolios, like all other investments, can provide two types of return: income return and capital return. Income return is the income received from an investment, such as interest on bonds and money market instruments and dividends from common and preferred stocks. Capital return is the change in the market value of an investment, such as an increase in the price of a common stock or of shares of a Portfolio. Total return is the sum of income return and capital return. Thus, if a Portfolio over a year produces four percent in income return and its shares increase in value by three percent, its total return is seven percent. In general, the more that capital return is emphasized over income return in an investment program, the more risk is associated with the program.

Growth funds such as the Portfolios seek primarily capital return. They invest primarily in common stocks and offer the opportunity of the greatest return over the long term but can be risky since their prices fluctuate with changes in stock market prices, as described in the preceding paragraph. Further, growth funds that invest in smaller companies, such as the Alger Small Cap Retirement Portfolio, offer potential for significant price gains if the companies are successful, but there is also the risk that the companies will not succeed and the price of the companies' shares will drop in value. Growth funds that invest in larger, more established companies, such as the Alger Growth Retirement Portfolio and the Alger MidCap Growth Retirement Portfolio, generally offer relatively less opportunity for capital return but a greater degree of safety. In addition, funds that leverage through borrowing, such as the Alger Capital Appreciation Retirement Portfolio, offer an opportunity for greater capital appreciation, but at the same time increase exposure to capital risk.

Investors considering equity investing through the Portfolios should carefully consider the inherent risks. Expectations of future inflation rates should be considered in making investment decisions and even though over the long term stocks may present attractive opportunities, the results of an equity investment managed by a particular management firm may not match those of the market as a whole.

The investment objective of each Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of a Portfolio. Each Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights. The capitalization criteria outlined below for each Portfolio are not mutually exclusive and a given security may be owned by more than one or all of the Portfolios.

ALGER SMALL CAP RETIREMENT PORTFOLIO
Except during temporary defensive periods, the Alger Small Cap Retirement Portfolio, formerly known as Alger Defined Contribution Small Cap Portfolio, invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
Except during temporary defensive periods, the Alger MidCap Growth Retirement Portfolio, formerly known as Alger Defined Contribution MidCap Growth Portfolio, invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER GROWTH RETIREMENT PORTFOLIO
Except  during  temporary   defensive  periods,   the  Alger  Growth  Retirement
Portfolio, formerly known as Alger Defined Contribution Growth Portfolio, invests at least 65 percent of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.

The Portfolio may invest up to 35 percent of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
Except during temporary defensive periods, the Alger Capital Appreciation Retirement Portfolio, formerly known as Alger Defined Contribution Leveraged AllCap Portfolio, invests at least 85 percent of its net assets in equity securities of companies of any size. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing.


INVESTMENT STRATEGIES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES
The Prospectus discusses the investment objectives of each Portfolio and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

USE OF RATINGS AS INVESTMENT CRITERIA
The ratings of the nationally recognized statistical rating organizations, which are described in the Appendix to this Statement of Additional Information, represent their opinions as to the quality of corporate obligations. It should be emphasized that ratings are general and not absolute standards of quality, and obligations with the same maturity, interest rate and rating may have different yields while obligations of the same maturity and interest rate with different ratings may have the same yield. After being purchased by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by a Portfolio. In such case, although neither event will require the sale of the obligation by a Portfolio, Fred Alger Management, Inc. ("Alger Management") will consider the event in determining whether a Portfolio should continue to hold the obligation.

MONEY MARKET INSTRUMENTS
Each Portfolio may invest a portion of its assets in money market instruments, including, but not limited to, certificates of deposit, time deposits and bankers' acceptances issued by domestic bank and thrift institutions, U.S. Government securities, commercial paper and repurchase agreements.

U.S. GOVERNMENT SECURITIES
Examples of the types of U.S. Government securities that the Portfolios may hold include, in addition to those described in the Prospectus and direct obligations of the U.S. Treasury, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration.

LENDING OF PORTFOLIO SECURITIES
In order to generate income and to offset expenses, each Portfolio may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a Portfolio, if and when made, may not exceed 331/3 percent of the Portfolio's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities.

The Portfolios have the authority to lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities.

REPURCHASE AGREEMENTS
Each Portfolio may engage in repurchase agreement transactions with banks, registered broker-dealers and government securities dealers approved by the Fund's Board of Trustees. Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Thus, repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.


ILLIQUID AND RESTRICTED SECURITIES
Each Portfolio may invest in restricted securities, which are securities subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for the Portfolio to bear the expense of registration. No restricted securities will be acquired if the acquisition would cause the aggregate value of all illiquid securities to exceed 15 percent of the Portfolio's net assets.

The Portfolios may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Fund's Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased by a Portfolio pursuant to the Rule, subject to the Board's oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's Portfolios could be adversely affected.

No Portfolio will invest more than 15 percent of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Rule 144A under the Securities Act of 1933 is designed to facilitate efficient trading of unregistered securities among institutional investors. The Rule permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ.

SHORT SALES
Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

OPTIONS (ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO ONLY)
The Alger Capital Appreciation Retirement Portfolio may purchase or sell (that is, write) listed options on securities as a means of achieving additional return or of hedging the value of its portfolio although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. The Portfolio may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets. The Portfolio may only buy or sell options that are listed on a national securities exchange.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Portfolio so desires.

An option may be closed out only on an exchange that provides a secondary market for an option of the same series. Although the Portfolio will generally not purchase or write options that appear to lack an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Portfolio, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivers the underlying security upon exercise or otherwise covers the position. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes.

A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high grade short-term obligations in a segregated account held with its custodian. A put option is "covered" if the Portfolio maintains cash or other high grade short-term obligations with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.


In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Options on stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain, from the writer, cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Therefore, while one purpose of writing such options is to generate additional income for the Portfolio, the Portfolio recognizes that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Portfolio is exercised by the holder.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Portfolio in put and call options, there can be no assurance that the Portfolio will succeed in any option-trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER CAPITAL
APPRECIATION
RETIREMENT PORTFOLIO ONLY)
The Portfolio may enter into stock index futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated market changes or for risk management purposes although, as in the past, it does not currently intend to rely on these strategies extensively, if at all. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the Purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position. No assurance can be given that such closing transactions could be effected or that there would be a correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which were the subject of the hedge. In addition, the Portfolio's purchase of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trad-
ing Commission and will be entered into, if at all, only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to
10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. In addition to the initial deposit and variation margin, the Portfolio would maintain in a segregated account with its custodian liquid securities in an amount equal to the difference between (i) the sum of the total deposit and variation margin payments and (ii) the contract amount. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device or that the Portfolio will use this strategy. Due to the risk of an imperfect correlation between securities in the Portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge would not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. If the Portfolio uses futures or options thereon for hedging, the risk of imperfect correlation will increase as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

BORROWING
The Alger Capital Appreciation Retirement Portfolio may borrow from banks for investment purposes. This borrowing is known as leveraging. The Portfolio may also borrow from banks for temporary or emergency purposes. The Portfolio may use up to 331/3 percent of its assets for leveraging. The Investment Company Act of 1940, as amended, requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

INVESTMENT RESTRICTIONS
The investment restrictions numbered 1 through 12 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding vot-
ing securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Each Portfolio's investment objective is a fundamental policy. Investment restrictions 13 through 18 may be changed by vote of a majority of the Fund's Board of Trustees at any time.

The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) all Portfolios may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; and (b) the Alger Capital Appreciation Retirement Portfolio may also borrow from banks for investment (leveraging) purposes. Whenever borrowings described in (a) exceed five percent of the value of the Portfolio's total assets, the Portfolio, other than the Alger Capital Appreciation Retirement Portfolio, will not make any additional investments. Immediately after any borrowing the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets, except in connection with borrowings as noted in 4(b) above.

6. Issuing senior securities, except that the Alger Capital Appreciation Retirement Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

7. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

11. Investing in commodities except that the Alger Capital Appreciation Retirement Portfolio may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5 percent of its total assets are invested in margin and premiums.

12. Purchasing or selling real estate or real estate limited partnerships, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

13. Investing more than 15 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale issued pursuant to Rule 144A of the Securities Act of 1933 may be purchased if they are determined to be liquid, and such purchases would not be subject to the 15 percent limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities.

14. Investing in oil, gas or other mineral leases, or exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

15. Purchasing any security if as a result the Portfolio would then have more than five percent of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

16. Making investments for the purpose of exercising control or management.

17. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than two percent of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

18. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5 percent of the outstanding securities of the issuer and together they own beneficially more than five percent of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4, the percentage limitations contained in the foregoing restrictions apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction.

PORTFOLIO TRANSACTIONS
Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

A Portfolio's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Portfolio's securities, with obligations with less than one year to maturity excluded. A 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year.

The Portfolios will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmen-
tal, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation and not for short-term trading profits. However, the Portfolios may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Portfolios' investment objective of capital appreciation by managing these Portfolios actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Portfolio's brokerage and custodial expenses.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research services. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits received by the Portfolios. For the fiscal year ended October 31, 1996, the Fund paid an aggregate of approximately $107,038 in commissions to broker-dealers in connection with portfolio transactions all of which was paid to Alger Inc. For the fiscal year ended October 31, 1997, the Fund paid an aggregate of approximately $162,299 in commissions in connection with portfolio transactions, all to Alger Inc. For the fiscal year ended October 31, 1998, the Fund paid an aggregate of approximately $232,406 in commissions in connection with Portfolio transactions of which $231,080 was paid to Alger Inc. The commissions paid to Alger Inc. during the fiscal year ended October 31, 1998 constituted 99% of the aggregate brokerage commissions paid by the Fund; during that year, 99% of the aggregate dollar amount of transactions by the Fund involving the payment of brokerage commissions was effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, receives no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.

NET ASSET VALUE

The net asset value per share of each Portfolio is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NYSE is generally open on each Monday through Friday. Net asset value per share of a Portfolio is computed by dividing the value of the Portfolio's net assets by the total number of its shares outstanding.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be val-ued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

PURCHASES AND REDEMPTIONS

Shares of the Portfolios are only available for investment through the Plans. Individuals, including participants in such Plans, cannot directly invest in the Fund but may do so only through a participating Plan. However, the Fund reserves the right to make shares of the Portfolios available to other investors, as may be approved by the Board of Trustees from time to time.

The Fund's shares are held in the names of the Plans. Within the limitations applicable to a Plan, a participant in a defined contribution plan (a "Participant") may direct the Plan to purchase or redeem shares of the Fund. Participants in a Plan cannot contact the Fund directly to request the purchase or redemption of the shares. Instead, Participants must contact their Plan Sponsor or its agent designated for the purpose of processing purchase and redemption requests. References in the Prospectus and Statement of Additional Information to shareholders are to Plans as the record holders of the Fund's shares. The assets of the Fund are not plan assets of any of the Plans.

Shares of the Portfolios are offered by the Fund on a continuous basis and are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement"). The Distribution Agreement provides that Alger Inc. accepts orders for shares at net asset value as no sales commission or load is charged. Each of the officers of the Fund and Messrs. David D. Alger and Fred M. Alger III, Trustees of the Fund, are "affiliated persons," as defined in the Act, of the Fund and of Alger Inc.

Purchases and redemptions of shares of a Portfolio are be effected on days on which the New York Stock Exchange (the "NYSE") is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on that same day. See "Net Asset Value." Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after receipt of redemption requests.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Portfolios of the Fund with a minimum of 100 shares of each company generally being required. The Fund believes such ex-change provides a means by which holders of certain securities may invest in the Portfolios of the Fund without the expense of selling the securities in the public market. The investor should furnish either in writing or by telephone to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a Letter of Transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the Letter of Transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Portfolio's securities are valued each day. Shares of the Portfolio having an equal net asset value as of the close of the same day will be registered in the investor's name. There is no sales charge on the issuance of shares of the Portfolio, no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

EXPENSES

Each Portfolio will bear its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. From time to time, Alger Management in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND
The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The names of the Trustees and officers of the Fund, together with information concerning their principal business occupations, are set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc., a registered closed- end investment company, The Alger Fund, The Alger American Fund and Spectra Fund, registered open-end management investment companies for which Alger Management serves as investment adviser. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 1 World Trade Center, Suite 9333, New York, New York 10048.


NAME, POSITION WITH
THE FUND AND ADDRESS                   PRINCIPAL OCCUPATIONS

Fred M. Alger III (64)                 Chairman of the Boards of Alger Associates, Inc. ("Associates"), Alger Inc.,
  Chairman of the Board                Alger Management, Alger Properties, Inc. ("Properties"), Alger Shareholder
                                       Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency"), Fred
                                       Alger International Advisory S.A. ("International"),  The Alger American Asset
                                       Growth Fund  ("Asset Growth") and Analysts Resources, Inc. ("ARI").

David D. Alger (55)                    President and Director of Associates, Alger Management, Alger Inc.,
  President and Trustee                Properties, Services, International, ARI and Agency; Director of
                                       Asset Growth.

Gregory S. Duch (47)                   Executive Vice President, Treasurer and Director of Alger Management,
  Treasurer                            Properties and Associates; Executive Vice President and Treasurer of Alger Inc.,
                                       ARI, Services, and Agency; Director and Treasurer of International.

Mary E. Marsden-Cochran (46)           Vice President, General Counsel and Secretary, Associates, Alger
  Secretary                            Management, Alger Inc., Properties, ARI, Services and Agency (2/96-present);
                                       Secretary of International (7/97-present); Associate General Counsel and Vice
                                       President, Smith Barney Inc. (12/94-2/96). Blue Sky Attorney, AMT Capital
                                       (1/94-11/94).

Frederick A. Blum (45)                 Senior Vice President of Alger Inc.
  Assistant Secretary and
  Assistant Treasurer

Arthur M. Dubow (65)                   Trustee of the Arthur Dubow Foundation; private investor since 1985;
  Trustee                              Director of Coolidge Investment Corporation; formerly Chairman of the
  P.O. Box 969                         Board of Institutional Shareholder Services, Inc.; formerly President of
  Wainscott, NY 11975                  Fourth Estate, Inc.

Stephen E. O'Neil (66)                 Of counsel to the law firm of Kohler & Barnes PC; private investor
  Trustee                              since 1981; Director of NovaCare, Inc. and Brown Forman Corporation;
  805 Third Avenue                     formerly President and Vice Chairman of City Investing Company and
  New York, NY 10022                   Director of Centerre Bancorporation
  and Syntro Corporation.

Nathan E. Saint-Amand, M.D. (61)       Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent (74)                   Private investor since 1987; Director of Atlantic Mutual Insurance Co.;
  Trustee                              formerly Director of River Bank America.
  14 E. 69th Street
  New York, NY 10021

B. Joseph White (53)                   Dean, University of Michigan Business School; President, William
  Trustee                              Davidson Institute at the University of Michigan Business School;
  University  of Michigan              Professor  of Business  Administration,  University  of Michigan
Business School                        Business School; Director, Gordon Food Service; Trustee and
701 Tappan Street                      Chair,  Audit  Committee,  Equity  Residential  Properties Trust;
Ann Arbor, MI 48109                    Director and Chair,  Compensation  Committee,  Kelly Services, Inc.

No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee a fee of $1,500 for each meeting he attends, to a maximum of $6,000.

The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 1998. The following table provides compensation amounts paid to disinterested Trustees of the Fund for the fiscal year ended October 31, 1998. Mr. White, now a disinterested Trustee, was not a Trustee of the Fund during that period.

                               COMPENSATION TABLE

                                                                       TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                              THE ALGER RETIREMENT FUND,
                                                AGGREGATE                           THE ALGER FUND,
                                            COMPENSATION FROM                  THE ALGER AMERICAN FUND,
                                                THE ALGER                 CASTLE CONVERTIBLE FUND, INC. AND
       NAME OF PERSON, POSITION              RETIREMENT FUND                         SPECTRA FUND
       ------------------------            -------------------          ---------------------------------------
       Arthur M. Dubow, Trustee                  $6,000                                 $28,250
       Stephen E. O'Neil, Trustee                $6,000                                 $28,250
       Nathan E. Saint-Amand, Trustee            $6,000                                 $28,250
       John T. Sargent, Trustee                  $4,500                                 $21,250


INVESTMENT MANAGER
Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements") and under the supervision of the Fund's Board of Trustees. Alger Management pays the salaries of all officers who are employed by both it and the Fund. By virtue of the responsibilities assumed by Alger Management, the Fund requires no employees other than its executive officers. None of the Fund's executive officers devotes full time to the affairs of the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi-annual reports for the SEC and shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations.

In addition, Alger Management analyzes the Portfolios' assets, provides administrative services, arranges for the purchase and sale of the Portfolios' securities and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management may select broker-dealers that provide it with brokerage and research services and may cause a Portfolio to pay these broker-dealers commissions that exceed those other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and research services received. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

For the fiscal years ended October 31, 1996, October 31, 1997 and October 31, 1998, Alger Management earned under the terms of the Management Agreements $87,258, $136,841 and $233,792, respectively, in respect of the Alger Growth Retirement Portfolio; $223,623, $251,536 and $271,624, respectively, in respect of the Alger Small Cap Retirement Portfolio; $80,088, $59,911 and $53,808, respectively, in respect of the Alger MidCap Growth Retirement Portfolio; and $58,658, $44,688 and $42,366, respectively, in respect of the Alger Capital Appreciation Retirement Portfolio.

From time to time Alger Management or its affiliates may compensate broker dealers, investment advisers or others who are instrumental in effecting investments by their clients or customers in the Fund, in an amount up to 1% of those investments.

Alger Management is a wholly owned subsidiary of Alger Inc. which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP serves as independent public accountants for the Fund.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio will be treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution at net asset value. Dividends will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.


Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Portfolio will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Portfolio must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Portfolio's business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Portfolio's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Portfolio controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Portfolio may be restricted in the utilization of certain of the investment techniques described above and in the Fund's prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. Participants should consult their Plan Sponsors or tax advisers regarding the tax consequences of participation in the Plan or of any Plan contributions or withdrawals.

CUSTODIAN

State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's assets pursuant to a custodian agreement.

TRANSFER AGENT

Alger Shareholder Services, Inc., ("Services") 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Services processes purchases and redemptions of shares of the Portfolio, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Under the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis.

Certain record-keeping services that would otherwise be performed by Alger Shareholder Services, Inc. may be performed by other entities providing similar services to their customers who invest in the Portfolios. The Fund, Alger Shareholder Services, Inc., Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

CERTAIN SHAREHOLDERS

Set forth below is certain information regarding significant shareholders of the Portfolios. At February 12, 1999, Northern Trust Company, Trustee for IHC 401K, owned beneficially or of record 66.05% of the Alger Growth Retirement Portfolio. The Merrill Lynch Trust FBO Qualified Retirement Plans (the "Merrill Lynch Trust") owned beneficially or of record 94.42% and 67.71%, respectively, of the Alger MidCap Growth Retirement Portfolio and the Alger Capital Appreciation Retirement Portfolio at February 12, 1999. The only participants in the Merrill Lynch Trust are past and present employees of Alger Inc. (a Delaware corporation), Alger Management (a New York corporation), Services (a Delaware corporation) and Analysts Resources, Inc. (a Delaware corporation), all of which are, directly or indirectly wholly owned subsidiaries of Alger Associates, Inc. ("Associates") (a New York corporation). The shareholders identified above may be deemed to control the specified Portfolios, which may have the effect of proportionately diminishing the voting power of other shareholders of these Portfolios. It can be expected, however, that this effect will diminish as other investors purchase additional shares of the Portfolios. As of February 12, 1999, Fred M. Alger III and David D. Alger were the majority shareholders of Associates and may be deemed to control that company and its subsidiaries.


The following table contains information regarding persons known to the Fund who own beneficially or of record five percent or more of the shares of any Portfolio. Unless otherwise noted, the address of each owner is 1 World Trade Center, Suite 9333, New York, New York 10048. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of February 12, 1999 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.

                                                                        Alger            Alger
                                  Alger               Alger            MidCap           Capital
                                Small Cap            Growth            Growth        Appreciation
                               Retirement          Retirement        Retirement       Retirement
Name and                        Portfolio           Portfolio         Portfolio        Portfolio
Address                         (Record/            (Record/          (Record/         (Record/
of Shareholders                Beneficial)         Beneficial)       Beneficial)      Beneficial)
---------------                ----------          ----------        ----------       ----------
Wells Fargo Bank               10.83% / +             * / *             * / *            * / *
T'tee Kelly Group Tax
Def Inv Pl
P.O. Box 9800
Calabasas,
  CA 91378
U.S. Bank                       6.52% / +             * / *             * / *            * / *
Trustee for The
  Spacelabs Issop
P. O. Box 64010
St. Paul, MN
55164
U.S. Bank                       8.46% / +             * / *             * / *            * / *
Trustee for Spacelabs Inc. Sav.
   ISSOP
P. O. Box 64010
St. Paul, MN 55164



                                      -16-




Wells Fargo Bank, Trustee      54.31% / +             * / *             * / *            * / *
fbo Mentor Graphics
P.O. Box 9800
Calabasas, CA 91302
Merrill Lynch Trust            16.02% / +          21.96% / +        94.42% / +       67.71% / +
FBO Qualified Ret. Plans
265 Davidson Ave.
Somerset, NJ 08873
Northern Trust Company            * / *            66.05% / +           * / *            * / *
T'tee FBO IHC 401K
P.O. Box 92956
Chicago, IL 60675
Northern Trust Company            * / *             9.28% / +           * / *            * / *
T'tee FBO IHC 403B
P.O. Box 92956
Chicago, IL 60675
FIIOC FBO Employee                * / *               * / *             * / *         30.96% / +
  Benefit Plans
100 Magellan Way
Covington, KY 41015
Officers and Trustees           *** / ***           *** / ***         *** / ***        *** / ***
of the Fund in the
Aggregate**





-------------

* Indicates shareholder owns less than 5% of the Portfolio's shares.

** Certain officers and Trustees of the Fund are participants in one or more of the Fred Alger & Company, Incorporated 401(k) Profit Sharing Plan and may therefore, as a group, be deemed to be indirect holders of the following interests in the Portfolios: Small Cap Retirement Portfolio, 6.82%; Growth Retirement Portfolio, 10.64%; Midcap Growth Retirement Portfolio, 34.56%; Capital Appreciation Retirement Portfolio, 26.39%.
*** Indicates group owns less than 1% of the Portfolio's  shares.
+ The Fund regards the underlying Plan as the beneficial owner.

ORGANIZATION

The Fund has been organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated July 14, 1993 (the "Trust Agreement"). The Fund offers shares of beneficial interest of separate series, par value $.001 per share. An unlimited number of shares of four series, representing the shares of the Portfolios, have been authorized. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Agreement and Declaration of Trust. Under that provision, Associates may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.

The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940. A "diversified" investment company is required, with respect to 75% of its assets to limit its investment in one issuer (other than the U.S. government) to no more than 5% of the investment company's total assets. The Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Although, as a Massachusetts business trust, the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a trustee or to take other action described in the Fund's Declaration of Trust.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose.


Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.


On April 12, 1996, the names of the Fund and its underlying portfolios were changed as follows:


From:                            To:

The Alger Defined                The Alger Retirement Fund
  Contribution Trust

Alger Defined Contribution       Alger Small Cap Retirement
  Small Cap Portfolio              Portfolio

Alger Defined Contribution       Alger MidCap Growth
  MidCap Growth Portfolio          Retirement Portfolio

Alger Defined Contribution       Alger Growth Retirement
  Growth Portfolio                 Portfolio

Alger Defined Contribution       Alger Capital Appreciation
  Leveraged AllCap Portfolio       Retirement Portfolio


DETERMINATION OF PERFORMANCE

The "total return" and "yield" as to each of the Portfolios, are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. Total Return--A Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                  P (1+T)n=ERV

Where:   P =   a hypothetical initial payment of $1,000

         T =   average annual total return

         n =   number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated below were as follows:

                                  Period from
                                   Inception*  Year-Ended
                                through 10/31/9810/31/98
                                  ------------- --------
Alger Small Cap Retirement
  Portfolio                           18.17%    (1.78)%
Alger MidCap Growth
  Retirement Portfolio                22.40%     11.50%
Alger Growth Retirement
  Portfolio                           20.08%     25.42%
Alger Capital Appreciation
  Retirement Portfolio                21.77%     28.11%

* Commenced operations on November 8, 1993.

B.                            Yield--a    Portfolio's   net   annualized   yield
                              described in the Prospectus is computed according to the following formula:

                           a-b
               YIELD = 2[(----- + 1)6 - 1]
                            cd

Where:    a =  dividends and interest earned during the period.
          b =  expenses accrued for the period (net of reimbursements).
          c = The average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.

IN GENERAL
Current performance information for the Portfolios may be obtained by calling the Fund at the telephone number provided on the cover page of this Statement of Additional Information. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio.

Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Portfolio may also use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i. e., change in value of initial investment, income dividends and capital gains distributions). The "yield" of the Portfolio refers to "net investment income" generated by the Portfolio over a specified thirty-day period. This income is then "annualized." That is, the amount of "net investment income" generated by the Portfolio during that thirty-day period is assumed to be generated over a 12-month period and is shown as a percentage of the investment. "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

From time to time, in advertisements or in reports to shareholders, the performances of the Portfolios may be quoted and compared to those of other funds and accounts with similar investment objectives. Similarly, the performance of the Portfolios, for example, might be compared to rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as to various unmanaged indices, such as the S&P 500(R), the Russell 2000 Growth Index, the Wilshire Small Company Growth Index, the Lehman Brothers Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, the evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY AND THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

FINANCIAL STATEMENTS

The Fund's financial statements for the year ended October 31, 1998, are contained in the Annual Report to Shareholders for that fiscal year, and are hereby incorporated by reference. A copy of the Annual Report to Shareholders may be obtained by telephoning the Fund at (800) 992-3362.

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

    Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

APPENDIX
(continued)

    Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.
S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-l, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues deter mined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1. The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:
Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, New York 10048

--------------------------------------------------------------------------------
DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

--------------------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105

COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176Statement

--------------------------------------------------------------------------------


                                   THE ALGER |
                                  RETIREMENT | MEETING THE CHALLENGE
                                        FUND | OF INVESTING






                                  |
                        STATEMENT | MARCH 1, 1999
                    OF ADDITIONAL | AS SUPPLEMENTED
                      INFORMATION |  APRIL 27, 1999
                                  |